Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss) for the year	$ 8,478,209	$ 821,211
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of silver bullion		1,401
Net change in unrealized (gains) losses on silver bullion	(8,520,460)	(850,600)
Net changes in operating assets and liabilities
Increase (decrease) in due to broker	188,873
Increase (decrease) in accounts payable	(1,408)	295
Net cash provided by (used in) operating activities	145,214	(27,693)
Cash flows from investing activities
Purchases of silver bullion	(1,359,327)	(329,940)
Sales of silver bullion		4,847
Net cash provided by (used in) investing activities	(1,359,327)	(325,093)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	1,409,206	358,823
Payments on redemption of Units (note 7)	(124)	(499)
Underwriting commissions and issue expenses	(5,769)	(1,670)
Net cash provided by (used in) financing activities	1,403,313	356,654
Net increase (decrease) in cash during the year	189,200	3,868
Cash at beginning of year	9,733	5,865
Cash at end of year	$ 198,933	$ 9,733